Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Summary of Disaggregation of Revenue from Contracts with Customers	Disaggregation of revenue from contracts with customers is as follows:

	Year ended December 31,
	2023	2022	2021
	£000s	£000s	£000s
Revenue from Contracts with Customers
Research collaboration - Mallinckrodt plc	10,544	11,658	8,748
Research collaboration - AstraZeneca	13,682	5,081	2,652
Research collaboration - Other	580	184	623
Research collaboration - total	24,806	16,923	12,023
Royalties	569	578	392
Total revenue from contracts with customers	25,375	17,501	12,415